Events Subsequent to the Balance Sheet Date	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Events Subsequent to the Balance Sheet Date

15. Events subsequent to the balance sheet date

The Company evaluated all events and transactions that occurred subsequent to the balance sheet date and prior to the date on which these financial statements were issued, and determined that the following events necessitated disclosure:

On February 19, 2019 the company sold all of its Trehalose clinical development programs (including its advanced phase 2 clinical program of Trehalose to treat Oculoharyngeal Muscular Dystrophy (OPMD) as described in note 1.

On March 26, 2019 pursuant to the Merger Agreement, the Company consummated a Merger and became the parent of Enlivex Therapeutics R&D Ltd. as described in note 1.

In connection with the Merger Agreement, the Company entered into a securities purchase agreement with certain private investors (the "Investors"), pursuant to which the Investors purchased an aggregate of 682,631 ordinary shares of the Company for a purchase price of $12.25 per share (the " Private Placement"), totaling $8,362.

None of the ordinary shares of the Company issuable pursuant to the Merger or upon exercise of options assumed in the Merger or the ordinary shares issued and sold in the Private Placement have been registered under the Securities Act of 1933, as amended (the "Securities Act").

On March 24, 2019 the Parent changed its name from Bioblast Pharma Ltd. to Enlivex Therapeutics Ltd. and Enlivex Therapeutics Ltd. changed its name to Enlivex Therapeutics R&D Ltd.

In connection with the consummation of the Merger the company amended and restated its articles of association and increased the total number of shares of all classes to be issued to 45,000,000 ordinary shares with a par value of NIS 0.40 per share.